RJD Green Inc. - (A Development Stage Company) - Statement of Operations (USD $)	12 Months Ended		48 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013
Revenue	$ 1,115	$ 0	$ 1,115
Operating Expenses:
Organization Fees	975	900	4,482
Filing Fees	500	114	923
Legal and audit	17,145	147	23,427
Professional Services	6,863	7,890	35,539
Bank Fees	180	128	518
Total Operating Expenses:	25,663	9,179	64,889
Loss before income taxes	(24,548)	(9,179)	(63,774)
Provision for income taxes	0	0	0
Net loss	$ (24,548)	$ (9,179)	$ (63,774)
Net loss per share (basic and diluted)	$ 0	$ 0
Weighted average common shares (basic and diluted)	212,827,397	37,750,000